Intangible Assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	$ 2,459	$ 2,301
Accumulated Amortization	(798)	(791)
Net Book Value	1,661	1,510
Land, transmission and water rights
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	1,188	1,071
Accumulated Amortization	(210)	(182)
Net Book Value	978	889
Assets under construction
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	93	58
Accumulated Amortization	0	0
Net Book Value	93	58
Computer software
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	1,035	1,040
Accumulated Amortization	(493)	(528)
Net Book Value	542	512
Other
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	143	132
Accumulated Amortization	(95)	(81)
Net Book Value	$ 48	$ 51